VictoryShares US Small Mid Cap Value Momentum ETF Investment Objectives and Goals - VictoryShares US Small Mid Cap Value Momentum ETF	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	VictoryShares US Small Mid Cap Value Momentum ETF Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VictoryShares US Small Mid Cap Value Momentum ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Nasdaq Victory US Small Mid Cap Value Momentum Index (the “Index”).